Shareholder Report, Average Annual Return (Details)	7 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000249214
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
C000141795
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Advisor Class
C000141790
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charges)
Average Annual Return, Percent		26.43%	7.76%	7.41%
C000141791
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		30.14%	7.92%	7.08%
Without Sales Load [Member] | C000249214
Average Annual Return [Line Items]
Average Annual Return, Percent	13.70%
Without Sales Load [Member] | C000141795
Average Annual Return [Line Items]
Average Annual Return, Percent		32.37%	8.98%	8.15%
Without Sales Load [Member] | C000141790
Average Annual Return [Line Items]
Average Annual Return, Percent		32.08%	8.70%	7.88%
Without Sales Load [Member] | C000141791
Average Annual Return [Line Items]
Average Annual Return, Percent		31.14%	7.92%	7.08%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	18.88%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		33.89%	15.77%	13.31%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		33.89%	15.77%	13.31%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		33.89%	15.77%	13.31%
Alliance Bernstein Index:Russell Midcap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Value Index
Average Annual Return, Percent	16.99%
AllianceBernstein Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index
Average Annual Return, Percent		32.55%	9.93%	8.31%
AllianceBernstein Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index
Average Annual Return, Percent		32.55%	9.93%	8.31%
AllianceBernstein Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index
Average Annual Return, Percent		32.55%	9.93%	8.31%